Retained Earnings	6 Months Ended
Jun. 30, 2018
Retained Earnings Note Disclosure [Abstract]
Disclosure of retained earnings accumulated deficit

31.	RETAINED EARNINGS

(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Legal reserve	Earned surplus reserve	1,857,754	1,729,754
	Other legal reserve	46,384	45,668

	Subtotal	1,904,138	1,775,422

Voluntary reserve	Business rationalization reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,759,804	7,418,806
	Regulatory reserve for credit loss	2,578,457	2,438,191
	Revaluation reserve	715,860	751,964
	Other voluntary reserve	—	11,700

	Subtotal	11,297,521	10,864,061

Conversion of loss on disposal of equity securities at FVTOCI to retained earnings		(424)	—
Derecognition of the credit risk on financial liabilities designated at FVTPL		5	—
Retained earnings before appropriation		3,272,213	2,980,523

Total		16,473,453	15,620,006

i.	Earned surplus reserve

In accordance with the Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.

ii.	Other legal reserve

Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.

iii.	Business rationalization reserve

Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.

iv.	Reserve for financial structure improvement

From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.

v.	Additional reserve

Additional reserve was appropriated for capital adequacy and other management purpose.

vi.	Regulatory reserve for credit loss

In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such short fall amount as regulatory reserve for credit loss.

vii.	Revaluation reserve

Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.

(2)	Changes in retained earnings are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018 (*)	2017
Beginning balance	15,797,097	14,611,566
Net attributable to owners	1,305,878	1,098,361
Dividends on common stock	(336,636)	(269,308)
Dividends on hybrid securities	(75,603)	(90,823)
Loss on disposal of equity securities at FVTOCI	(424)	—
Derecognition of the credit risk on financial liabilities designated at FVTPL	5	—
Capital adjustments due to appropriation of retained earnings	(216,864)	—

Ending balance	16,473,453	15,349,796

(*)	The beginning balance as of 2018 was restated in accordance with IFRS 9.